Fair Value Of Financial Instruments (Tables)	6 Months Ended
Jun. 30, 2014
Fair Value of Financial Instruments [Abstract]
Fair Value Of Financial Instruments
	June 30, 2014		December 31, 2013
	Book Value	Fair Value	Book Value	Fair Value
Cash and cash equivalents	$ 61,288	$ 61,288	$ 82,835	$ 82,835
Restricted cash	$ 8,340	$ 8,340	$ 24,962	$ 24,962
Accounts receivable	$ 11,502	$ 11,502	$ 8,441	$ 8,441
Accounts payable	$ 2,205	$ 2,205	$ 1,577	$ 1,577
Due to related parties, short-term	$ 7,100	$ 7,100	$ 2,848	$ 2,848
Ship mortgage notes and premium	$ 671,905	$ 703,085	$ 610,000	$ 622,963
Other long-term debt	$ 580,270	$ 580,270	$ 544,448	$ 544,448
Due to related parties, long-term	$ 7,169	$ 7,169	$ 5,144	$ 5,144
Loans receivable from affiliates	$ 6,102	$ 6,102	$ 2,660	$ 2,660

Fair value measurement on non recurring basis
	Fair Value Measurements at June 30, 2014 Using
	Total	Level I	Level II		Level III
Cash and cash equivalents	$ 61,288	$ 61,288	—		—
Restricted cash	$ 8,340	$ 8,340	—		—
Ship mortgage notes and premium	$ 703,085	$ 703,085	—		—
Other long-term debt(1)	$ 580,270	—	$ 580,270	(1)	—
Due to related parties, long-term(1)	$ 7,169	—	$ 7,169	(1)	—
Loans receivable affiliates	$ 6,102	—	$ 6,102	(1)	—

	Fair Value Measurements at December 31, 2013 Using
	Total	Level I	Level II		Level III
Cash and cash equivalents	$ 82,835	$ 82,835	—		—
Restricted cash	$ 24,962	$ 24,962	—		—
Ship mortgage notes and premium	$ 622,963	$ 622,963	—		—
Other long-term debt(1)	$ 544,448	—	$ 544,448	(1)	—
Due to related parties, long-term(1)	$ 5,144	—	$ 5,144	(1)	—
Loans receivable affiliates	$ 2,660	—	$ 2,660	(1)	—

(1) The fair value of the Company's other long-term debt and due to related parties, long-term is estimated based on currently available debt with similar contract terms, interest rate and remaining maturities as well as taking into account the Company's creditworthiness.

Fair value measurement on recurring basis
Fair Value Measurements at December 31, 2013 Using
	Total	Level I	Level II	Level III
Derivatives (included under “Prepaid expenses and other current assets”)	$ 3,446	$ —	$ 3,446	$ —